Expense Example	Prospectus #1 Calvert VP S&P 500 Index Portfolio Calvert VP S&P 500 Index Portfolio 1 Year	Prospectus #1 Calvert VP S&P 500 Index Portfolio Calvert VP S&P 500 Index Portfolio 3 Years	Prospectus #1 Calvert VP S&P 500 Index Portfolio Calvert VP S&P 500 Index Portfolio 5 Years	Prospectus #1 Calvert VP S&P 500 Index Portfolio Calvert VP S&P 500 Index Portfolio 10 Years	Prospectus #1 Calvert VP S&P MidCap 400 Index Portfolio Class I 1 Year	Prospectus #1 Calvert VP S&P MidCap 400 Index Portfolio Class I 3 Years	Prospectus #1 Calvert VP S&P MidCap 400 Index Portfolio Class I 5 Years	Prospectus #1 Calvert VP S&P MidCap 400 Index Portfolio Class I 10 Years	Prospectus #1 Calvert VP S&P MidCap 400 Index Portfolio Class F 1 Year	Prospectus #1 Calvert VP S&P MidCap 400 Index Portfolio Class F 3 Years	Prospectus #1 Calvert VP S&P MidCap 400 Index Portfolio Class F 5 Years	Prospectus #1 Calvert VP S&P MidCap 400 Index Portfolio Class F 10 Years	Prospectus #1 Calvert VP NASDAQ 100 Index Portfolio Class I 1 Year	Prospectus #1 Calvert VP NASDAQ 100 Index Portfolio Class I 3 Years	Prospectus #1 Calvert VP NASDAQ 100 Index Portfolio Class I 5 Years	Prospectus #1 Calvert VP NASDAQ 100 Index Portfolio Class I 10 Years	Prospectus #1 Calvert VP NASDAQ 100 Index Portfolio Class F 1 Year	Prospectus #1 Calvert VP NASDAQ 100 Index Portfolio Class F 3 Years	Prospectus #1 Calvert VP NASDAQ 100 Index Portfolio Class F 5 Years	Prospectus #1 Calvert VP NASDAQ 100 Index Portfolio Class F 10 Years	Prospectus #1 Calvert VP Russell 2000 Small Cap Index Portfolio Class I 1 Year	Prospectus #1 Calvert VP Russell 2000 Small Cap Index Portfolio Class I 3 Years	Prospectus #1 Calvert VP Russell 2000 Small Cap Index Portfolio Class I 5 Years	Prospectus #1 Calvert VP Russell 2000 Small Cap Index Portfolio Class I 10 Years	Prospectus #1 Calvert VP Russell 2000 Small Cap Index Portfolio Class F 1 Year	Prospectus #1 Calvert VP Russell 2000 Small Cap Index Portfolio Class F 3 Years	Prospectus #1 Calvert VP Russell 2000 Small Cap Index Portfolio Class F 5 Years	Prospectus #1 Calvert VP Russell 2000 Small Cap Index Portfolio Class F 10 Years	Prospectus #1 Calvert VP EAFE International Index Portfolio Class I 1 Year	Prospectus #1 Calvert VP EAFE International Index Portfolio Class I 3 Years	Prospectus #1 Calvert VP EAFE International Index Portfolio Class I 5 Years	Prospectus #1 Calvert VP EAFE International Index Portfolio Class I 10 Years	Prospectus #1 Calvert VP EAFE International Index Portfolio Class F 1 Year	Prospectus #1 Calvert VP EAFE International Index Portfolio Class F 3 Years	Prospectus #1 Calvert VP EAFE International Index Portfolio Class F 5 Years	Prospectus #1 Calvert VP EAFE International Index Portfolio Class F 10 Years	Prospectus #1 Calvert VP Investment Grade Bond Index Portfolio Class I 1 Year	Prospectus #1 Calvert VP Investment Grade Bond Index Portfolio Class I 3 Years	Prospectus #1 Calvert VP Investment Grade Bond Index Portfolio Class I 5 Years	Prospectus #1 Calvert VP Investment Grade Bond Index Portfolio Class I 10 Years	Prospectus #1 Calvert VP Investment Grade Bond Index Portfolio Class F 1 Year	Prospectus #1 Calvert VP Investment Grade Bond Index Portfolio Class F 3 Years	Prospectus #1 Calvert VP Investment Grade Bond Index Portfolio Class F 5 Years	Prospectus #1 Calvert VP Investment Grade Bond Index Portfolio Class F 10 Years	Prospectus #2 Calvert VP Volatility Managed Moderate Portfolio Class F 1 Year	Prospectus #2 Calvert VP Volatility Managed Moderate Portfolio Class F 3 Years	Prospectus #2 Calvert VP Volatility Managed Moderate Portfolio Class F 5 Years	Prospectus #2 Calvert VP Volatility Managed Moderate Portfolio Class F 10 Years	Prospectus #2 Calvert VP Volatility Managed Moderate Growth Portfolio Class F 1 Year	Prospectus #2 Calvert VP Volatility Managed Moderate Growth Portfolio Class F 3 Years	Prospectus #2 Calvert VP Volatility Managed Moderate Growth Portfolio Class F 5 Years	Prospectus #2 Calvert VP Volatility Managed Moderate Growth Portfolio Class F 10 Years	Prospectus #2 Calvert VP Volatility Managed Growth Portfolio Class F 1 Year	Prospectus #2 Calvert VP Volatility Managed Growth Portfolio Class F 3 Years	Prospectus #2 Calvert VP Volatility Managed Growth Portfolio Class F 5 Years	Prospectus #2 Calvert VP Volatility Managed Growth Portfolio Class F 10 Years
USD ($)	29	123	226	528	34	128	231	532	54	192	341	777	49	178	318	727	75	257	455	1,027	40	164	300	696	60	228	410	937	49	189	341	783	69	252	450	1,022	33	133	244	566	58	213	381	869	89	299	527	1,181	90	304	536	1,203	92	306	538	1,205